Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,731,698)	$ (1,322,297)	$ (2,998,644)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation and Amortization	8,959	9,666
Interest Value of Convertible Debt Issued		69,729
Stock Option Compensation	93,900	88,000
Common Stock Issued for Services	167,900
Common Stock Warrants Issued for Services		71,793
Common Stock Warrants Issued for Interest		69,729
(Increase) Decrease in Operating Assets
Accounts Receivable	370,150	1,807
Inventory	(285,762)	(37,426)
Other Current Assets	(22,220)	(274,265)
Other Assets	41,295	60,476
Increase (Decrease) in Accounts and Other Payables	(825,640)	491,169
Net Cash Used in Operating Activities	(2,183,116)	(771,619)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(1,964)	(45,959)
Net Cash Provided by (Used in) Investing Activities	(1,964)	(45,959)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in Restricted Cash	9,596	(166,721)
Proceeds from (Payments on) Short-Term Notes Payable/Debt	160,186	481,450
Proceeds from (Payments to) Due to Related Parties		(82,711)
Proceeds from (Payments to) Long-Term Debt	(78,900)
Payments for Deferred Finance Costs
Common Stock Issued, Net of (Cost of Capital)	6,961,457	1,508,000
Net Cash Provided by Financing Activities	7,052,339	1,740,018
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(55,079)	16,906
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,812,180	939,346
Cash and Cash Equivalents- Beginning of Period	1,385,275	249,521	249,521
CASH AND CASH EQUIVALENTS - END OF PERIOD	6,197,455	1,188,867	1,385,275	$ 249,521
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid	1,013	330
Income Tax Paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common Stock issued for Consulting Agreements related to Cost of Capital		1,895,000
Debenture Accrued Interest converted to Common Stock		125,376
Debenture Principal converted to Common Stock		439,750
Rent Accounts Payable to related Party converted to Common Stock		55,789
Accrued Dividends converted to Common Stock		455,926
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss			(2,998,644)	(1,602,303)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
Depreciation and Amortization			15,016	25,695
Interest Value of Convertible Debt Issued			69,729	105,572
Stock Option Compensation			801,908	165,167
Common Stock Warrants Issued for Services			148,480	11,475
Common Stock Warrants Issued for Interest			69,729	136,110
(Increase) Decrease in Operating Assets
Accounts Receivable			(266,138)	669,155
Inventory			(122,786)	(89,121)
Other Current Assets			(100,228)	84,822
Other Assets			(41,795)	(19,242)
Increase (Decrease) in Accounts and Other Payables			452,636	367,102
Net Cash Used in Operating Activities			(1,972,093)	(145,568)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment			(24,513)	(21,915)
Net Cash Provided by (Used in) Investing Activities			(24,513)	(21,915)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in Restricted Cash			22,457	(7,385)
Proceeds from (Payments on) Short-Term Notes Payable/Debt			(11,238)	152,260
Proceeds from (Payments to) Due to Related Parties			(82,711)	(31,150)
Proceeds from (Payments to) Long-Term Debt			459,087
Payments for Deferred Finance Costs			(88,328)
Common Stock Issued, Net of (Cost of Capital)			2,823,332
Net Cash Provided by Financing Activities			3,122,599	113,725
EFFECT OF EXCHANGE RATE CHANGES ON CASH			9,761	46,309
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			1,135,754	(7,449)
Cash and Cash Equivalents- Beginning of Period	$ 1,385,275	$ 249,521	249,521	256,970
CASH AND CASH EQUIVALENTS - END OF PERIOD			1,385,275	249,521
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid			2,565	5,016
Income Tax Paid
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common Stock issued for Consulting Agreements related to Cost of Capital			1,932,736
Debenture Principal converted to Common Stock			934,750	499,750
Rent Accounts Payable to related Party converted to Common Stock			55,789
Accrued Dividends converted to Common Stock			455,926
Debenture Accrued Interest converted to Common Stock			359,831	288,787
Accounts Payable converted to Common Stock			44,000
Dividends Paid with Series B Preferred Stock				95,000
Warrants Issued for Services			$ 148,480	$ 11,475